Expected Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2011 Year
Buildings
Property, Plant and Equipment [Line Items]
Building, expected useful lives	40
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	Over the shorter of the economic useful life or the lease period
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, minimum useful lives	5
Property and Equipment, maximum useful lives	10
Furniture, fixtures and office equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, minimum useful lives	3
Property and Equipment, maximum useful lives	5